MASTERWORKS FUNDS INC.

           Asset Allocation Fund and the LifePath 2000, LifePath 2010,
              LifePath 2020, LifePath 2030 and LifePath 2040 Funds

                        Supplement dated January 19, 1999
                     to the Prospectuses dated June 30, 1998


                Effective January 19, 1999 the Company will offer a new class of shares designated as Class R and redesignate the existing single class of shares as Class I.

                Please keep this supplement with your Prospectus.

                             MASTERWORKS FUNDS INC.

           Asset Allocation Fund and the LifePath 2000, LifePath 2010,
              LifePath 2020, LifePath 2030 and LifePath 2040 Funds

                        Supplement dated January 19, 1999
         to the Statements of Additional Information dated June 30, 1998

                Effective January 19, 1999 the Company will offer a new class of shares designated as Class R and redesignate the existing single class of shares as Class I.

                      [MORRISON & FOERSTER LLP LETTERHEAD]








                                January 19, 1999


                                                           (202) 887-6957

via EDGAR
Securities and Exchange Commission
450 Fifth Street,  NW
Washington, DC  20549

         Re:   MasterWorks Funds Inc.  File Nos. 33-54126; 811-7332

Ladies/Gentlemen:

         In connection with the registration of MasterWorks Funds Inc. (the "Company") under the Investment Company Act of 1940 and the issuance of securities by it under the Securities Act of 1933 (the "1933 Act"), we are transmitting herewith for filing pursuant to Rule 497(e) of the 1933 Act, a supplement dated January 19, 1999, for the Prospectuses and Statements of Additional Information each dated June 30, 1998 describing (i) the LifePath 2000, 2010, 2020, 2030 and 2040 Funds and the (ii) Asset Allocation Fund.

         The supplement is being filed to rename the existing single class of shares as Class I shares and to disclose the addition of new Class R shares. If you have any questions, please contact the undersigned at the number indicated above.

                                                     Sincerely,

                                                     /s/ Jonathan F. Cayne

                                                     Jonathan F. Cayne